PREFERRED SHARES (Details) (CAD) In Millions, except Share data in Thousands, unless otherwise specified			12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series 1	Dec. 31, 2011 Series 1	Dec. 31, 2010 Series 1	Dec. 31, 2012 Series 2	Mar. 31, 2010 Series 3	Dec. 31, 2012 Series 3	Dec. 31, 2011 Series 3	Dec. 31, 2010 Series 3	Dec. 31, 2012 Series 4	Jun. 30, 2010 Series 5	Dec. 31, 2012 Series 5	Dec. 31, 2011 Series 5	Dec. 31, 2010 Series 5	Dec. 31, 2012 Series 6
Preferred Shares
Preferred shares, authorized			22,000	22,000				14,000	14,000				14,000	14,000
Preferred shares, outstanding			22,000	22,000				14,000	14,000				14,000	14,000
Dividend Rate per Share (in Canadian dollars per share)			1.15	1.15				1.00	1.00				1.10	1.10
Redemption Price per Share (in Canadian dollars per share)			25.00	25.00				25.00	25.00				25.00	25.00
Preferred shares	1,224	1,224	539	539				343	343				342	342
Initial period of fixed cumulative quarterly dividend payment							5 years					5 years 6 months
Dividend rate reset period			5 years					5 years					5 years
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum			5 years			90 days		5 years			90 days		5 years			90 days
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum			1.92%			1.92%		1.28%			1.28%		1.54%			1.54%
Period of subsequent interval for redemption of preferred stock			5 years					5 years					5 years
Period of subsequent interval for conversion of preferred stock			5 years					5 years					5 years
Cash Dividends
Cash dividends paid			25	25	24			14	14	11			16	16	9
Cash dividends paid (in Canadian dollars per share)			1.15	1.15	1.15			1.00	1.00	0.8041			1.10	1.10	0.3707